                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Travelers Companies, Inc.
                 -------------------------------
   Address:      485 Lexington Avenue
                 -------------------------------
                 New York, NY 10017-2630
                 -------------------------------

Form 13F File Number: 28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Skjerven
         -------------------------------
Title:   Deputy Corporate Secretary
         -------------------------------
Phone:   (651) 310-6748
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Wendy Skjerven,          St. Paul, Minnesota,   November 9, 2010
   -------------------------------    --------------------   ----------------
            [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 24
                                        --------------------

Form 13F Information Table Value Total: 231,476
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.      Form 13F File Number    Name

    01       28-29                   ST. PAUL FIRE AND MARINE INSURANCE COMPANY
    ------      -----------------    ------------------------------------------

    [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                         TITLE OF            VALUE    SHARES   SH/ PUT/ INVESTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                            CLASS     CUSIP   (X$1000)  PRN/AMT  PRN CALL DSCRETN  MANAGERS SOLE    SHARED    NONE
AT&T INC                                 COMM     00206R102      386    13,500 SH       SHARED                       13,500
BARRICK GOLD CORP                        COMM     067901108      474    10,234 SH       SHARED                       10,234
BOARDWALK PIPELINE PARTNERS LP           COMM     096627104   12,547   384,300 SH       SHARED                      384,300
BUCKEYE PARTNERS LP                      COMM     118230101    1,238    19,500 SH       SHARED                       19,500
EL PASO PIPELINE PARTNERS LP             COMM     283702108    4,060   126,600 SH       SHARED                      126,600
ENBRIDGE ENERGY PARTNERS LP              COMM     29250R106   11,894   212,700 SH       SHARED                      212,700
ENTERPRISE PRODUCTS PARTNERS LP          COMM     293792107   30,860   777,916 SH       SHARED                      777,916
KINDER MORGAN MANAGEMENT LLC             COMM     49455U100   16,583   275,228 SH       SHARED                      275,228
MAGELLAN MIDSTREAM PARTNERS LP           COMM     559080106   18,321   356,100 SH       SHARED                      356,100
MARKWEST ENERGY PARTNERS LP              COMM     570759100    4,131   115,000 SH       SHARED                      115,000
NATL WESTMINSTER BK PLC SER C 7.76%      PREF     638539882    9,556   400,000 SH       SHARED                      400,000
NUSTAR ENERGY LP                         COMM     67058H102    7,784   126,100 SH       SHARED                      126,100
ONEOK PARTNERS LP                        COMM     68268N103   11,575   154,500 SH       SHARED                      154,500
PLAINS ALL AMER PIPELINE LP              COMM     726503105   18,099   287,700 SH       SHARED                      287,700
PROGRESS ENERGY INC                      COMM     743263105    2,110    47,500 SH       SHARED                       47,500
ROYAL BK OF SCOTLAND PLC PFD 6.25% SER P PREF     780097762    1,236    80,000 SH       SHARED                       80,000
SCANA CORP                               COMM     80589M102    3,427    85,000 SH       SHARED                       85,000
SOUTHERN COMPANY                         COMM     842587107    2,495    67,000 SH       SHARED                       67,000
SPECTRA ENERGY PARTNERS LP               COMM     84756N109    1,730    50,000 SH       SHARED                       50,000
SUNOCO LOGISTICS PARTNERS LP             COMM     86764L108    6,607    84,000 SH       SHARED                       84,000
THE TRAVELERS COMPANIES INC              COMM     89417E109   41,555   797,600 SH       SOLE              797,600
VERIZON COMMUNICATIONS INC               COMM     92343V104      913    28,000 SH       SHARED                       28,000
XCEL ENERGY INC                          COMM     98389B100    2,802   122,000 SH       SHARED                      122,000
ALTERRA CAPITAL HOLDINGS LTD             COMM     G0229R108   21,092 1,058,833 SH       SHARED                    1,058,833